Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Apr. 14, 2015	Dec. 31, 2014
C000120605
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 20,712	$ 19,478	$ 16,739	$ 15,719	$ 16,415	$ 13,114	$ 12,699	$ 11,954	$ 10,828	$ 10,027	$ 10,000		$ 10,000
C000120608
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 19,349	18,224	15,695	14,778	15,473	12,398	12,025	11,351	10,310	9,571	9,569		9,578
C000120609
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 18,740	17,716	15,389	14,588	15,385	12,416	12,143	11,553	10,565	9,879	9,957		10,000
C000120610
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,812	19,569	16,817	15,784	16,479	13,166	12,736	11,990	10,855	10,044	10,017		10,000
C000133671
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 29,744	28,562	24,712	21,768	26,399	18,184	16,981	13,810	12,254	9,706	10,342		10,000
C000133672
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 27,781	26,713	23,170	20,459	24,875	17,179	16,080	13,108	11,663	9,261	9,893		9,575
C000133673
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 26,920	25,978	22,700	20,203	24,745	17,218	16,241	13,340	11,958	9,564	10,294		10,000
C000133674
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 29,690	28,519	24,687	21,759	26,403	18,201	16,995	13,818	12,260	9,710	10,342		10,000
C000133677
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 29,821	28,630	24,764	21,810	26,442	18,212	17,001	13,821	12,262	9,710	10,342		10,000
C000141783
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,231	12,593	13,027	11,513	17,817	13,312	12,428	12,065	10,619	8,487	9,770	$ 10,000
C000141785
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,446	11,791	12,237	10,842	16,806	12,585	11,789	11,477	10,118	8,105	9,358	9,579
C000141786
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 11,119	11,489	12,010	10,725	16,765	12,645	11,932	11,698	10,392	8,392	9,750	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206	23,724	16,850	15,674	14,195	12,411	10,527	10,123		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206	23,724	16,850	15,674	14,195	12,411	10,527	10,123		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206	23,724	16,850	15,674	14,195	12,411	10,527	10,123		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206	23,724	16,850	15,674	14,195	12,411	10,527	10,123		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206	23,724	16,850	15,674	14,195	12,411	10,527	10,123		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206	23,724	16,850	15,674	14,195	12,411	10,527	10,123		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206	23,724	16,850	15,674	14,195	12,411	10,527	10,123		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206	23,724	16,850	15,674	14,195	12,411	10,527	10,123		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	31,589	25,361	21,206	23,724	16,850	15,674	14,195	12,411	10,527	10,123		$ 10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,355	15,579	13,968	11,760	14,301	10,806	11,390	11,269	10,547	8,770	9,762	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,355	15,579	13,968	11,760	14,301	10,806	11,390	11,269	10,547	8,770	9,762	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,355	$ 15,579	$ 13,968	$ 11,760	$ 14,301	$ 10,806	$ 11,390	$ 11,269	$ 10,547	$ 8,770	$ 9,762	$ 10,000